CM ADVISERS FAMILY OF FUNDS

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                                CM ADVISERS FUND
                          CM ADVISERS FIXED-INCOME FUND

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                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 12, 2007

      This Supplement to the Statement of Additional Information ("SAI") dated July 1, 2007 for the CM Advisers Fund and the CM Advisers Fixed Income Fund (each a "Fund", collectively, the "Funds"), each a series of the CM Advisers Family of Funds, updates the SAI to include revised information as described below. For further information, please contact the Funds toll-free at 1-888-859-5856. You may also obtain additional copies of the Funds' SAI, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Funds toll-free at the number above.

      o The paragraph below is added to the section "Investment Objectives, Policies and Risks" in the SAI:

                  ETFs. The Funds may invest in Exchange Traded Funds ("ETFs"). An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price fluctuates with the value of the index at any given time. ETFs are also subject to the risks of the underlying securities and the market price of shares of ETFs may trade at a discount to their net asset value. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invest in addition to the Funds' direct fees and expenses.





          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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